Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets
Intangibles assets, beginning balance	$ 681	$ 1,286
Amortization for the year	(303)	(605)
Intangibles assets, ending balance	378	681
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	305	608
Amortization for the year	(152)	(303)
Intangibles assets, ending balance	153	305
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	376	678
Amortization for the year	(151)	(302)
Intangibles assets, ending balance	$ 225	$ 376